Note 4 - Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Comprehensive Income (Loss) Note [Text Block]

Note 4 – Accumulated Other Comprehensive Income (Loss)

            The following table presents the changes in accumulated other comprehensive income (loss) by component, net of tax, for the years ended December 31, 2021 and 2020 (in thousands):

	Unrealized Losses on Investment Securities Available for Sale (1)
	2021	2020
Balance beginning of the year	$118	$20

Other comprehensive income (loss) before reclassifications	191	98
Amount reclassified from accumulated other comprehensive income (loss)	(286)	--
Total other comprehensive income	(95)	98
Balance end of the year	$23	$118

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(1) All amounts are net of tax. Amounts in parentheses indicate debits.

            The following table presents significant amounts reclassified out of each component of accumulated other comprehensive income for the years ended December 31, 2021 and 2020 (in thousands):

Details About Other Comprehensive Income	Amount Reclassified from Accumulated Other Comprehensive Income (Loss) (1)		Affected Line Item in the Statement of Income
	For the Year Ended December 31,
	2021	2020
Sale of securities available for sale	$362	$--	Gain on sales of investment securities
Tax effect	(76)	--	Income taxes
Total reclassification for the period	$286	$--

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(1)   Amounts in parentheses indicate debits.